LOANS RECEIVABLE, NET - Summary of balances of loans receivable by due date (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	¥ 329	¥ 31,296
Undue
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	274	23,107
1-14 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	28	1,412
15 Days or Greater Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	¥ 27	¥ 6,777